Expense Example, No Redemption - Man Active Global Infrastructure ETF - Man Active Global Infrastructure ETF	Sep. 17, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 77
Expense Example, No Redemption, 3 Years	$ 240